Pension Plans (Tables)	12 Months Ended
Mar. 31, 2017
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2016 and 2017 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2016	2017	2016	2017
Change in benefit obligation:
Benefit obligation at beginning of year	¥86,793	¥97,030	¥110,521	¥99,912
Service cost	4,401	5,276	3,856	3,270
Interest cost	995	682	1,747	1,757
Actuarial loss (gain)	10,674	(1,656)	(12,840)	(8,893)
Foreign currency exchange rate change	0	0	(2,262)	(6,226)
Benefits paid	(2,705)	(2,702)	(1,336)	(1,190)
Plan participant’s contributions	0	0	88	0
Business combinations	0	1,455	138	0
Divestitures	(3,396)	0	0	0
Plan amendments	268	(364)	0	0

Benefit obligation at end of year	97,030	99,721	99,912	88,630

Change in plan assets:
Fair value of plan assets at beginning of year	115,864	113,056	87,009	85,180
Actual return on plan assets	(2,043)	987	(109)	2,780
Employer contribution	3,072	3,387	1,456	1,338
Benefits paid	(2,227)	(2,229)	(1,265)	(1,086)
Plan participant’s contributions	0	0	88	0
Business combinations	0	1,789	0	0
Divestitures	(1,610)	0	0	0
Foreign currency exchange rate change	0	0	(1,999)	(4,818)

Fair value of plan assets at end of year	113,056	116,990	85,180	83,394

The funded status of the plans	¥16,026	¥17,269	¥(14,732)	¥(5,236)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥28,848	¥29,958	¥0	¥0
Accrued benefit liability included in other liabilities	(12,822)	¥(12,689)	(14,732)	(5,236)

Net amount recognized	¥16,026	¥17,269	¥(14,732)	¥(5,236)

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2016 and 2017 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2016	2017	2016	2017
Net prior service credit	¥4,110	¥3,151	¥959	¥800
Net actuarial loss	(25,125)	(23,999)	(17,150)	(6,954)
Net transition obligation	(91)	(45)	(14)	(12)

Total recognized in accumulated other comprehensive loss, pre-tax	¥(21,106)	¥(20,893)	¥(16,205)	¥(6,166)

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2015, 2016 and 2017 consists of the following:

	Millions of yen
	2015	2016	2017
Japanese plans:
Service cost	¥4,415	¥4,401	¥5,276
Interest cost	1,159	995	682
Expected return on plan assets	(2,351)	(2,575)	(2,566)
Amortization of prior service credit	(927)	(928)	(925)
Amortization of net actuarial loss	502	(15)	959
Amortization of transition obligation	53	49	45

Net periodic pension cost	¥2,851	¥1,927	¥3,471

Overseas plans:
Service cost	¥2,460	¥3,856	¥3,270
Interest cost	2,251	1,747	1,757
Expected return on plan assets	(3,857)	(4,584)	(3,581)
Amortization of prior service credit	(51)	(113)	(96)
Amortization of net actuarial loss	215	1,336	617
Amortization of transition obligation	5	3	4

Net periodic pension cost	¥1,023	¥2,245	¥1,971

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2015, 2016 and 2017 are summarized as follows:

	Millions of yen
	2015	2016	2017
Japanese plans:
Current year actuarial gain (loss)	¥8,028	¥(15,417)	¥168
Amortization of net actuarial loss	502	(15)	959
Prior service credit due to amendments	0	(88)	(34)
Amortization of prior service credit	(927)	(928)	(925)
Amortization of transition obligation	53	49	45
Plan curtailments and settlements	0	(92)	0

Total recognized in other comprehensive income (loss), pre-tax	¥7,656	¥(16,491)	¥213

Overseas plans:
Current year actuarial gain (loss)	¥(28,730)	¥7,881	¥8,585
Amortization of net actuarial loss	215	1,336	617
Prior service credit due to amendments	843	0	(1)
Amortization of prior service credit	(51)	(113)	(96)
Amortization of transition obligation	5	3	4
Foreign currency exchange rate change	1,065	307	930

Total recognized in other comprehensive income (loss), pre-tax	¥(26,653)	¥9,414	¥10,039

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2015	2016	2017
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.2%	0.7%	0.8%
Rate of increase in compensation levels	4.8%	4.4%	4.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.4%	1.2%	0.7%
Rate of increase in compensation levels	5.1%	4.8%	4.4%
Expected long-term rate of return on plan assets	2.3%	2.3%	2.2%

Overseas plans	2015	2016	2017
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.5%	1.9%	2.1%
Rate of increase in compensation levels	2.8%	2.8%	2.4%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	3.5%	1.5%	1.9%
Rate of increase in compensation levels	2.8%	2.8%	2.8%
Expected long-term rate of return on plan assets	5.2%	5.5%	4.7%

Benefits Expected to be Paid

At March 31, 2017, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
2018	¥2,142	¥1,235
2019	1,944	1,235
2020	2,095	1,258
2021	2,207	1,253
2022	2,390	1,293
2023-2027	15,151	8,096

Total	¥25,929	¥14,370

Domestic Pension Plans Of Foreign Entity Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of Japanese pension plan assets at March 31, 2016 and 2017, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2016
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥15,663	¥0	¥0	¥0
Other than Japan
Pooled funds*2	17,829	0	0	0
Debt securities:
Japan
Pooled funds*3	22,324	0	0	0
Other than Japan
Pooled funds*4	21,760	0	0	0
Other assets:
Life insurance company general accounts*5	26,300	0	26,300	0
Others*6	9,180	0	9,180	0

	¥113,056	¥0	¥35,480	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2016.
*2	These funds invest in listed shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥948 million at March 31, 2016.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2016, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2017
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,902	¥0	¥0	¥0
Other than Japan
Pooled funds*2	18,508	0	0	0
Debt securities:
Japan
Pooled funds*3	18,524	0	0	0
Other than Japan
Pooled funds*4	21,127	0	0	0
Other assets:
Life insurance company general accounts*5	26,731	0	26,731	0
Others*6	15,198	0	15,198	0

	¥116,990	¥0	¥41,929	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥44 million at March 31, 2017.
*2	These funds invest in listed shares.
*3	These funds invest approximately 60% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥4,873 million at March 31, 2017.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas Pension Plans Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of overseas pension plan assets at March 31, 2016 and 2017, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2016
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥29,367	¥29,367	¥0	¥0
Pooled funds*1	64	0	0	0
Debt securities:
Other than Japan
Government bonds	46,280	46,280	0	0
Municipal bonds	4,885	0	4,885	0
Corporate bonds	98	98	0	0
Other assets:
Life insurance company general accounts*2	2,520	0	2,520	0
Others*3	1,966	0	1,966	0

	¥85,180	¥75,745	¥9,371	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2016, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities and approximately 60% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2017
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥34,905	¥34,905	¥0	¥0
Pooled funds*1	67	0	0	0
Debt securities:
Other than Japan
Government bonds	39,969	39,969	0	0
Municipal bonds	4,650	0	4,650	0
Corporate bonds	0	0	0	0
Other assets:
Life insurance company general accounts*2	2,487	0	2,487	0
Others*3	1,316	0	1,316	0

	¥83,394	¥74,874	¥8,453	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.